ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Accounts payable	$ 14,972,980	$ 15,155,264
Accrued liabilities	3,777,091	3,777,091
Total accounts payable and accrued expenses	$ 18,750,071	$ 18,643,326